Note 11 - Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Net loss per share

Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended
December 31, 2019
was based on the loss attributable to common shareholders of
$3,763,075
(
2018
-
$3,511,667;
2017
-
$5,231,295
) and a weighted average number of common shares outstanding of
111,726,719
(
2018
-
107,584,263;
2017
-
95,873,417
).

The calculation of diluted net loss per share for the year ended
December 31, 2019,
2018
and
2017
did
not
include the effect of stock options and warrants, as they were considered to be anti-dilutive.